CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2016
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE G - CONCENTRATION OF CREDIT RISK

The Fund maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the Fund has not experienced any losses with respect to its balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2016.